[LETTERHEAD OF SIMPSON THACHER & BARTLETT LLP]

                                                                                 April 10, 2006

VIA FEDERAL EXPRESS AND EDGAR

    Re:
    KKR Financial Corp.
    Post-Effective Amendment No. 1 to Registration Statement on Form S-11
    Filed March 29, 2006
    File No. 333-124135

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 4561
Washington, D.C. 20549
Attention: Jeffrey A. Shady, Esq.

Dear Mr. Shady:

        On behalf of KKR Financial Corp. (the "Company"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff") dated April 6, 2006 (the "comment letter") relating to the above-referenced Post-Effective Amendment No. 1 to the Registration Statement on Form S-11 filed on March 29, 2006 (the "Registration Statement"). We have revised the Registration Statement in response to the Staff's comments and are filing concurrently with this letter Post-Effective Amendment No. 2 to the Registration Statement ("Post-Effective Amendment No. 2"), which reflects these revisions and updates a limited amount of other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Post-Effective Amendment No. 2.

Form S-11 filed March 29, 2006

Item 37. Undertakings, page II-5

1.
Please revise to include the undertakings required by Item 512(a) of Regulation S-K.

  In response to the Staff's comment, the Company has revised the disclosure on pages II-5 to II-6 to include the additional undertakings.

* * * * * * *

        Please call me (212-455-2948) or Andrew J. Sossen (212-455-7279) of my firm if you wish to discuss our responses to the comment letter.

Very Truly Yours,
Joseph H. Kaufman